Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended		24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
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C000007949
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value				$ 10,000	$ 10,282		$ 10,456		$ 10,752			$ 10,615	$ 10,307	$ 10,516		$ 10,796	$ 10,924	$ 10,929	$ 10,913	$ 11,095	$ 10,962	$ 11,277	$ 11,651	$ 11,987	$ 12,146	$ 12,470	$ 11,573	$ 12,515	$ 12,494	$ 13,038	$ 13,102	$ 13,413	$ 13,219	$ 13,025	$ 12,043	$ 12,253	$ 11,180	$ 12,259	$ 12,216	$ 12,314	$ 11,518	$ 12,811	$ 12,724	$ 13,125	$ 13,186	$ 13,262	$ 13,027	$ 12,971	$ 13,695
C000007950
Account Value [Line Items]
Accumulated Value				50,000	51,421		52,301		53,794			53,128	51,598	52,656		54,071	54,726	54,768	54,698	55,622	54,960	56,554	58,440	60,136	60,950	62,587	58,093	62,834	62,743	65,489	65,820	67,397	66,438	65,477	60,552	61,617	56,233	61,673	61,471	61,974	57,980	64,502	64,080	66,110	66,431	66,825	65,657	65,385	69,050
C000007953
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value				10,000	10,227		10,325		10,474			10,363	10,158	10,323		10,497	10,545	10,454	10,412	10,554	10,461	10,783	11,010	11,286	11,366	11,603	11,228	11,831	11,785	12,069	12,052	12,188	12,052	11,845	11,204	11,464	10,839	11,587	11,563	11,582	11,130	11,942	11,838	12,069	12,117	12,219	12,108	12,225	12,703
C000007954
Account Value [Line Items]
Accumulated Value				50,000	51,146		51,645		52,404			51,865	50,856	51,690		52,575	52,832	52,385	52,188	52,909	52,453	54,077	55,227	56,622	57,034	58,233	56,362	59,402	59,185	60,620	60,550	61,242	60,571	59,543	56,333	57,649	54,518	58,294	58,185	58,294	56,031	60,130	59,615	60,790	61,043	61,571	61,026	61,628	64,050
C000007955
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value				10,000	10,073		10,102		10,176			10,131	10,050	10,143		10,228	10,239	10,179	10,156	10,268	10,231	10,415	10,522	10,688	10,718	10,843	10,677	11,025	11,028	11,146	11,144	11,198	11,138	11,008	10,702	10,902	10,587	10,986	10,965	10,997	10,869	11,271	11,264	11,438	11,541	11,636	11,658	11,877	12,045
C000007956
Account Value [Line Items]
Accumulated Value				50,000	50,378		50,528		50,914			50,706	50,314	50,792		51,230	51,298	51,008	50,905	51,476	51,299	52,229	52,777	53,620	53,781	54,421	53,596	55,358	55,382	55,987	55,987	56,268	55,982	55,337	53,809	54,826	53,254	55,270	55,178	55,350	54,713	56,752	56,726	57,614	58,145	58,633	58,759	59,870	60,732
C000007957
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value				10,000	10,295		10,455		10,688			10,539	10,273	10,453		10,692	10,783	10,746	10,695	10,854	10,719	11,070	11,395	11,723	11,862	12,163	11,626	12,412	12,343	12,752	12,752	12,979	12,796	12,591	11,664	11,908	10,972	12,001	11,950	11,999	11,255	12,451	12,291	12,628	12,665	12,728	12,522	12,471	13,157
C000007958
Account Value [Line Items]
Accumulated Value				50,000	51,488		52,296		53,474			52,749	51,430	52,343		53,551	54,023	53,849	53,606	54,415	53,746	55,517	57,158	58,812	59,521	61,045	58,362	62,321	61,987	64,054	64,063	65,220	64,314	63,295	58,646	59,887	55,187	60,375	60,130	60,393	56,660	62,689	61,900	63,605	63,809	64,136	63,111	62,869	66,340
C000007959
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value				10,000	10,018		10,038		10,079			10,064	10,056	10,107		10,146	10,160	10,146	10,153	10,227	10,229	10,323	10,379	10,475	10,503	10,573	10,521	10,686	10,698	10,739	10,745	10,762	10,742	10,681	10,550	10,657	10,534	10,736	10,761	10,824	10,826	11,076	11,115	11,270	11,369	11,465	11,520	11,690	11,797
C000007960
Account Value [Line Items]
Accumulated Value				50,000	50,101		50,208		50,428			50,370	50,342	50,607		50,818	50,901	50,844	50,890	51,273	51,286	51,769	52,059	52,550	52,701	53,067	52,816	53,655	53,725	53,943	53,984	54,077	53,989	53,692	53,045	53,593	52,987	54,012	54,149	54,475	54,498	55,766	55,972	56,764	57,275	57,772	58,058	58,929	59,478
C000153132
Account Value [Line Items]
Line Graph and Table Measure Name											ETF Shares Net Asset Value
Accumulated Value				10,000	10,243		10,362		10,554			10,429	10,214	10,365		10,566	10,627	10,562	10,503	10,657	10,536	10,855	11,121	11,420	11,522	11,786	11,367	11,996	11,912	12,229	12,212	12,372	12,222	12,016	11,299	11,577	10,840	11,652	11,621	11,662	11,090	12,002	11,852	12,099	12,143	12,220	12,044	12,061	12,595
C000153131
Account Value [Line Items]
Line Graph and Table Measure Name											Admiral Shares
Accumulated Value				10,000	10,244		10,366		10,558			10,436	10,221	10,368		10,573	10,630	10,567	10,508	10,661	10,540	10,859	11,125	11,426	11,528	11,791	11,369	11,996	11,910	12,229	12,210	12,369	12,216	12,010	11,292	11,567	10,830	11,641	11,611	11,650	11,074	11,984	11,832	12,080	12,126	12,196	12,026	12,039	12,571
C000247740
Account Value [Line Items]
Line Graph and Table Measure Name											ETF Shares Net Asset Value
Accumulated Value			$ 10,000					$ 10,146							$ 10,599
C000254940
Account Value [Line Items]
Line Graph and Table Measure Name											ETF Shares Net Asset Value
Accumulated Value		$ 10,000								$ 10,431
C000254941
Account Value [Line Items]
Line Graph and Table Measure Name											ETF Shares Net Asset Value
Accumulated Value		10,000								10,484
C000260433
Account Value [Line Items]
Line Graph and Table Measure Name											ETF Shares Net Asset Value
Accumulated Value	$ 10,000					$ 10,545
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value				10,000	10,231		10,355		10,555			10,406	10,202	10,370		10,582	10,634	10,562	10,531	10,687	10,579	10,906	11,180	11,468	11,576	11,849	11,422	12,082	11,992	12,325	12,306	12,480	12,308	12,093	11,336	11,615	10,834	11,700	11,662	11,723	11,120	12,039	11,905	12,162	12,198	12,290	12,103	12,161	12,707
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value				50,000	51,155		51,775		52,773			52,029	51,011	51,850		52,909	53,170	52,809	52,657	53,435	52,897	54,532	55,900	57,338	57,880	59,247	57,109	60,411	59,959	61,625	61,532	62,398	61,540	60,463	56,681	58,075	54,168	58,498	58,310	58,615	55,600	60,195	59,524	60,809	60,991	61,448	60,514	60,807	63,534
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value				10,000	10,231		10,355		10,555			10,406	10,202	10,370		10,582	10,634	10,562	10,531	10,687	10,579	10,906	11,180	11,468	11,576	11,849	11,422	12,082	11,992	12,325	12,306	12,480	12,308	12,093	11,336	11,615	10,834	11,700	11,662	11,723	11,120	12,039	11,905	12,162	12,198	12,290	12,103	12,161	12,707
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value				50,000	51,155		51,775		52,773			52,029	51,011	51,850		52,909	53,170	52,809	52,657	53,435	52,897	54,532	55,900	57,338	57,880	59,247	57,109	60,411	59,959	61,625	61,532	62,398	61,540	60,463	56,681	58,075	54,168	58,498	58,310	58,615	55,600	60,195	59,524	60,809	60,991	61,448	60,514	60,807	63,534
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value				10,000	10,231		10,355		10,555			10,406	10,202	10,370		10,582	10,634	10,562	10,531	10,687	10,579	10,906	11,180	11,468	11,576	11,849	11,422	12,082	11,992	12,325	12,306	12,480	12,308	12,093	11,336	11,615	10,834	11,700	11,662	11,723	11,120	12,039	11,905	12,162	12,198	12,290	12,103	12,161	12,707
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value				50,000	51,155		51,775		52,773			52,029	51,011	51,850		52,909	53,170	52,809	52,657	53,435	52,897	54,532	55,900	57,338	57,880	59,247	57,109	60,411	59,959	61,625	61,532	62,398	61,540	60,463	56,681	58,075	54,168	58,498	58,310	58,615	55,600	60,195	59,524	60,809	60,991	61,448	60,514	60,807	63,534
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value				10,000	10,231		10,355		10,555			10,406	10,202	10,370		10,582	10,634	10,562	10,531	10,687	10,579	10,906	11,180	11,468	11,576	11,849	11,422	12,082	11,992	12,325	12,306	12,480	12,308	12,093	11,336	11,615	10,834	11,700	11,662	11,723	11,120	12,039	11,905	12,162	12,198	12,290	12,103	12,161	12,707
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value				50,000	51,155		51,775		52,773			52,029	51,011	51,850		52,909	53,170	52,809	52,657	53,435	52,897	54,532	55,900	57,338	57,880	59,247	57,109	60,411	59,959	61,625	61,532	62,398	61,540	60,463	56,681	58,075	54,168	58,498	58,310	58,615	55,600	60,195	59,524	60,809	60,991	61,448	60,514	60,807	63,534
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value				10,000	10,231		10,355		10,555			10,406	10,202	10,370		10,582	10,634	10,562	10,531	10,687	10,579	10,906	11,180	11,468	11,576	11,849	11,422	12,082	11,992	12,325	12,306	12,480	12,308	12,093	11,336	11,615	10,834	11,700	11,662	11,723	11,120	12,039	11,905	12,162	12,198	12,290	12,103	12,161	12,707
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value				50,000	51,155		51,775		52,773			52,029	51,011	51,850		52,909	53,170	52,809	52,657	53,435	52,897	54,532	55,900	57,338	57,880	59,247	57,109	60,411	59,959	61,625	61,532	62,398	61,540	60,463	56,681	58,075	54,168	58,498	58,310	58,615	55,600	60,195	59,524	60,809	60,991	61,448	60,514	60,807	63,534
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value				10,000	10,231		10,355		10,555			10,406	10,202	10,370		10,582	10,634	10,562	10,531	10,687	10,579	10,906	11,180	11,468	11,576	11,849	11,422	12,082	11,992	12,325	12,306	12,480	12,308	12,093	11,336	11,615	10,834	11,700	11,662	11,723	11,120	12,039	11,905	12,162	12,198	12,290	12,103	12,161	12,707
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value				10,000	10,231		10,355		10,555			10,406	10,202	10,370		10,582	10,634	10,562	10,531	10,687	10,579	10,906	11,180	11,468	11,576	11,849	11,422	12,082	11,992	12,325	12,306	12,480	12,308	12,093	11,336	11,615	10,834	11,700	11,662	11,723	11,120	12,039	11,905	12,162	12,198	12,290	12,103	12,161	12,707
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value			10,000					10,193							10,618
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value		10,000								10,333
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value		10,000								10,333
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	10,000					10,493
NACC2 Index: Bloomberg 1-15 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-15 Year Municipal Bond Index
Accumulated Value				10,000	10,193		10,282		10,428			10,310	10,145	10,303		10,474	10,510	10,419	10,387	10,537	10,454	10,767	10,968	11,234	11,302	11,538	11,227	11,775	11,716	11,959	11,938	12,058	11,924	11,711	11,126	11,438	10,858	11,545	11,515	11,545	11,126	11,838	11,728	11,914	11,964	12,071	11,961	12,150	12,542
NACC2 Index: Bloomberg 1-15 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-15 Year Municipal Bond Index
Accumulated Value				50,000	50,964		51,410		52,141			51,548	50,727	51,516		52,372	52,548	52,095	51,937	52,684	52,268	53,837	54,838	56,172	56,511	57,692	56,135	58,875	58,579	59,793	59,688	60,288	59,621	58,557	55,631	57,189	54,288	57,723	57,575	57,723	55,629	59,192	58,640	59,569	59,818	60,354	59,805	60,751	62,709
NACC2 Index: Bloomberg 1-5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-5 Year Municipal Bond Index
Accumulated Value				10,000	10,061		10,097		10,172			10,109	10,061	10,160		10,240	10,243	10,184	10,146	10,279	10,226	10,422	10,514	10,705	10,727	10,859	10,727	11,053	11,047	11,142	11,143	11,191	11,137	10,964	10,628	10,877	10,517	10,915	10,870	10,897	10,748	11,137	11,084	11,252	11,352	11,432	11,434	11,695	11,795
NACC2 Index: Bloomberg 1-5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-5 Year Municipal Bond Index
Accumulated Value				50,000	50,305		50,484		50,860			50,545	50,307	50,798		51,199	51,213	50,920	50,730	51,394	51,130	52,109	52,570	53,525	53,635	54,297	53,633	55,265	55,235	55,709	55,717	55,954	55,684	54,819	53,140	54,383	52,586	54,574	54,348	54,485	53,741	55,684	55,421	56,259	56,760	57,161	57,171	58,476	58,977
NACC2 Index: Bloomberg 1 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1 Year Municipal Bond Index
Accumulated Value				10,000	10,017		10,029		10,069			10,040	10,052	10,101		10,136	10,148	10,137	10,137	10,228	10,213	10,316	10,375	10,481	10,503	10,574	10,567	10,698	10,700	10,740	10,752	10,769	10,753	10,684	10,539	10,680	10,518	10,723	10,715	10,778	10,774	10,991	11,008	11,170	11,251	11,351	11,391	11,563	11,612
NACC2 Index: Bloomberg 1 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1 Year Municipal Bond Index
Accumulated Value				50,000	50,083		50,146		50,346			50,199	50,262	50,506		50,679	50,738	50,683	50,686	51,138	51,067	51,580	51,877	52,403	52,517	52,872	52,837	53,492	53,498	53,701	53,759	53,845	53,767	53,422	52,696	53,399	52,588	53,614	53,576	53,888	53,872	54,954	55,041	55,851	56,253	56,757	56,955	57,816	58,062
NACC2 Index: S&P National AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P National AMT-Free Municipal Bond Index
Accumulated Value				10,000	10,241		10,367		10,557			10,432	10,214	10,366		10,568	10,633	10,574	10,519	10,675	10,556	10,872	11,137	11,434	11,535	11,795	11,379	12,003	11,921	12,238	12,223	12,389	12,246	12,042	11,322	11,597	10,859	11,685	11,653	11,698	11,124	12,039	11,883	12,135	12,176	12,250	12,079	12,099	12,635
NACC2 Index: S&P National AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P National AMT-Free Municipal Bond Index
Accumulated Value				$ 10,000	$ 10,241		$ 10,367		$ 10,557			$ 10,432	$ 10,214	$ 10,366		$ 10,568	$ 10,633	$ 10,574	$ 10,519	$ 10,675	$ 10,556	$ 10,872	$ 11,137	$ 11,434	$ 11,535	$ 11,795	$ 11,379	$ 12,003	$ 11,921	$ 12,238	$ 12,223	$ 12,389	$ 12,246	$ 12,042	$ 11,322	$ 11,597	$ 10,859	$ 11,685	$ 11,653	$ 11,698	$ 11,124	$ 12,039	$ 11,883	$ 12,135	$ 12,176	$ 12,250	$ 12,079	$ 12,099	$ 12,635
NACC2 Index: S&P Intermediate Term National AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Intermediate Term National AMT-Free Municipal Bond Index
Accumulated Value			$ 10,000					$ 10,153							$ 10,605
NACC2 Index: S&P Broad AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Broad AMT-Free Municipal Bond Index
Accumulated Value		10,000								10,309
NACC2 Index: S&P Broad AMT-Free Municipal Bond 0-7 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Broad AMT-Free Municipal Bond 0-7 Year Index
Accumulated Value		$ 10,000								$ 10,373
NACC2 Index: S&P 10+ Year National AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 10+ Year National AMT-Free Municipal Bond Index
Accumulated Value	$ 10,000					$ 10,540